UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22570

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1. Reports to Shareholders.

Brookfield Investment Management

IN PROFILE

Brookfield Asset Management Inc. is a global alternative asset manager with over $183 billion in assets under management as of June 30, 2013. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.

Brookfield’s public market activities are conducted by Brookfield Investment Management, a registered investment adviser. These activities complement Brookfield’s core competencies and include global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield Investment Management maintains offices and investment teams in Toronto, Chicago, Boston and London and has over $10 billion of assets under management as of June 30, 2013.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2013. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO STOCKHOLDERS

Dear Stockholders,

I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”) for the six-month period ended June 30, 2013.

Global capital market performance during the first half of 2013 was quite volatile, as positive performance in the beginning of the year was followed by a period of enhanced investor anxiety. Overall confidence was buoyed in the first quarter by ongoing global liquidity and continued signs of stabilization and modest growth within the U.S. economy. However, investor sentiment reversed significantly following indications the Federal Reserve may begin to taper monetary stimulus later this year, causing interest rates to spike and capital markets to falter. Importantly, we believe the Federal Reserve will only reduce stimulus to the extent the economy is faring well and will continue to provide sufficient accommodation as needed. We also note that despite the recent rise in interest rates, yields remain near historic lows and remain supportive of economic growth.

Within this environment, demand for income-producing asset classes was shaped by broader capital market volatility, as positive sentiment in the beginning of the year turned more uncertain following the back-up in interest rates. However, fundamentals of these asset classes generally continued to improve, reflecting the ongoing recovery of many developed economies. In particular, infrastructure assets generally experienced improving demand profiles, benefiting the companies in which we invest. Additionally, the infrastructure asset class itself continued to expand, as the need for capital spending on development and refurbishment projects intensified across the globe. The public infrastructure securities market continues to play a vital role in meeting this need while providing an attractive means for investors to access this compelling growth opportunity.

Moving forward, we anticipate continued volatility in the short term, leading to a period of normalizing interest rates and economic growth in the medium term. In this environment, we believe our fundamental, bottom-up approach to investing will be well-suited to identify attractive investment opportunities.

We maintain our positive outlook for infrastructure equities, particularly those companies with leverage to an improving economic climate. Additionally, recent market volatility has resulted in compelling valuation levels for select opportunities, which may lead to attractive return potential. We also anticipate infrastructure equities to benefit from increasing demand for Real Assets, as investors recognize the portfolio benefits of increased allocations to the asset class. The public markets offer a highly liquid and transparent means of achieving these allocations, which should directly benefit public infrastructure securities.

In addition to performance information, this report provides the Fund’s unaudited financial statements and schedule of investments as of June 30, 2013.

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.

Sincerely,

Kim G. Redding

President

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Portfolio Characteristics (Unaudited)

June 30, 2013

PORTFOLIO STATISTICS

Annualized dividend yield[1]	6.52%
Percentage of leveraged assets	23.02%

Percent of Net Assets
ASSET ALLOCATION BY GEOGRAPHY
United States	46.6%
Australia	15.7%
Canada	13.5%
Brazil	10.8%
United Kingdom	7.9%
France	7.4%
Hong Kong	7.2%
Italy	7.1%
Spain	4.6%
Portugal	2.8%
Mexico	0.8%
Liabilities in Excess of Other Assets	(24.4)%

Total	100.0%

ASSET ALLOCATION BY SECTOR
Oil & Gas Storage & Transportation	69.4%
Transmission & Distribution	23.6%
Infrastructure - Diversified	11.1%
Ports	7.2%
Airports	4.6%
Water	2.9%
Infrastructure - Communications	2.5%
Real Estate Operator/Developer	1.8%
Toll Roads	1.3%
Liabilities in Excess of Other Assets	(24.4)%

Total	100.0%

TOP TEN HOLDINGS
GDF Suez	7.4%
Hutchison Port Holdings Trust	7.2%
Snam SpA	7.1%
Kinder Morgan Management LLC	6.4%
Spark Infrastructure Group	6.0%
Exterran Partners LP	5.5%
Transmissora Alianca de Energia Eletrica SA	5.0%
National Grid PLC	5.0%
Sydney Airport	4.6%
Alupar Investimento SA	3.7%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by June 30, 2013 stock price.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 122.8%
AUSTRALIA – 14.1%
Airports – 4.6%
Sydney Airport [1,2]	2,608,200	$8,047,949

Oil & Gas Storage & Transportation – 3.5%
APA Group [1,2]	1,121,000	6,143,051

Transmission & Distribution – 6.0%
Spark Infrastructure Group [1,2]	6,641,100	10,531,424

Total AUSTRALIA		24,722,424

BRAZIL – 10.8%
Infrastructure - Diversified – 1.0%
AES Tiete SA [1]	187,000	1,750,702

Transmission & Distribution – 9.8%
Alupar Investimento SA [1,3]	770,800	6,546,109
Tractebel Energia SA [1]	117,400	1,825,176
Transmissora Alianca de Energia Eletrica SA [1]	908,400	8,813,884

Total Transmission & Distribution		17,185,169

Total BRAZIL		18,935,871

CANADA – 13.5%
Oil & Gas Storage & Transportation – 13.5%
Gibson Energy, Inc. [1]	99,900	2,341,480
Gibson Energy, Inc. [1,4]	202,600	4,748,588
Keyera Corp. [1,2]	87,700	4,716,471
Pembina Pipeline Corp. [1,2]	142,600	4,363,286
TransCanada Corp. [1,2]	93,250	4,020,008
Veresen, Inc. [1]	298,400	3,538,127

Total Oil & Gas Storage & Transportation		23,727,960

Total CANADA		23,727,960

FRANCE – 7.4%
Infrastructure - Diversified – 7.4%
GDF Suez [1,2]	664,100	13,026,143

Total FRANCE		13,026,143

HONG KONG – 7.2%
Ports – 7.2%
Hutchison Port Holdings Trust [1]	17,281,100	12,654,932

Total HONG KONG		12,654,932

ITALY – 7.1%
Oil & Gas Storage & Transportation – 7.1%
Snam SpA [1,2]	2,759,000	12,562,608

Total ITALY		12,562,608

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS (continued)
MEXICO – 0.8%
Oil & Gas Storage & Transportation – 0.8%
Infraestructura Energetica Nova SAB de CV [1,3]	380,300	$1,376,217

Total MEXICO		1,376,217

PORTUGAL – 2.8%
Transmission & Distribution – 2.8%
REN - Redes Energeticas Nacionais SGPS SA [1]	1,695,281	4,869,013

Total PORTUGAL		4,869,013

SPAIN – 4.6%
Oil & Gas Storage & Transportation – 3.3%
Enagas SA [1,2]	234,905	5,805,897

Toll Roads – 1.3%
Abertis Infraestructuras SA [1]	134,190	2,338,062

Total SPAIN		8,143,959

UNITED KINGDOM – 7.9%
Transmission & Distribution – 5.0%
National Grid PLC [1,2]	155,000	8,783,850

Water – 2.9%
Severn Trent PLC [1]	118,000	2,987,986
United Utilities Group PLC [1,2]	203,850	2,120,906

Total Water		5,108,892

Total UNITED KINGDOM		13,892,742

UNITED STATES – 46.6%
Infrastructure - Communications – 2.5%
American Tower Corp. [2]	61,000	4,463,370

Infrastructure - Diversified – 2.7%
CenterPoint Energy, Inc.	199,900	4,695,651

Oil & Gas Storage & Transportation – 39.6%
Emerge Energy Services LP [2]	144,200	3,019,548
Enbridge Energy Management LLC [3]	183,731	5,563,370
Energy Transfer Equity LP	49,500	2,961,090
Energy Transfer Partners LP [2]	122,100	6,170,934
EQT Midstream Partners LP	86,500	4,225,525
EV Energy Partners LP [2]	67,000	2,503,790
Exterran Partners LP	322,300	9,730,237
Inergy LP [2]	185,100	2,965,302
Inergy Midstream LP	1	18
Kinder Morgan Management LLC [2,3]	134,557	11,247,657
MPLX LP	96,600	3,555,846
NuStar Energy LP	143,300	6,541,645
NuStar GP Holdings LLC [2]	79,300	2,119,689
PAA Natural Gas Storage LP [2]	174,300	3,667,272
Summit Midstream Partners LP	67,700	2,311,955

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS (continued)
The Williams Companies, Inc.	31,300	$1,016,311
Williams Partners LP [2]	37,400	1,929,840

Total Oil & Gas Storage & Transportation		69,530,029

Real Estate Operator/Developer – 1.8%
CorEnergy Infrastructure Trust	450,000	3,132,000

Total UNITED STATES		81,821,050

Total COMMON STOCKS (Cost $191,745,691)		215,732,919

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
CORPORATE BONDS – 1.6%
AUSTRALIA – 1.6%
Oil & Gas Storage & Transportation – 1.6%
APT Pipelines, Ltd. [1,5]	8.01%	09/30/72	AUD 2,919	2,788,664

Total CORPORATE BONDS (Cost $3,065,711)				2,788,664

Total Investments – 124.4% (Cost $194,811,402)				218,521,583
Liabilities in Excess of Other Assets – (24.4)%				(42,876,019)

TOTAL NET ASSETS – 100.0%				$175,645,564

AUD — Australian Dollar

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 —	Foreign security or a U.S. security of a foreign company.
2 —	All or a portion of this security is pledged as collateral for credit facility.
3 —	Non-income producing security.
4 —

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the total value of all such investments was $4,748,588 or 2.7% of net assets.

5 —	Variable rate security – Interest rate shown is the rate in effect as of June 30, 2013.

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Assets and Liabilities (Unaudited)

June 30, 2013

Assets:
Investments in securities, at value (Note 2)	$218,521,583
Cash	5,733,376
Receivable for investments sold	4,772,942
Interest and dividends receivable	1,219,593
Prepaid expenses	14,114

Total assets	230,261,608

Liabilities:
Payable for credit facility (Note 6)	53,000,000
Payable for credit facility interest	6,510
Payable for investments purchased	1,294,306
Investment advisory fee payable	190,531
Administration fee payable	28,580
Directors’ fee payable	3,950
Accrued expenses	92,167

Total liabilities	54,616,044

Net Assets	$175,645,564

Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 1,000,000,000 shares authorized)	$7,755
Additional paid-in capital	145,912,560
Distributions in excess of net investment income	(3,331,124)
Accumulated net realized gain on investments, written option contracts, and foreign currency and foreign currency translation	9,358,058
Net unrealized appreciation on investments and foreign currency translation	23,698,315

Net assets applicable to capital stock outstanding	$175,645,564

Total investments at cost	$194,811,402

Shares Outstanding and Net Asset Value Per Share:
Shares outstanding	7,755,240
Net asset value per share	$22.65

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Interest	$108,488
Dividends	5,114,284
Foreign withholding tax	(416,837)

Total investment income	4,805,935

Expenses:
Investment advisory fees (Note 3)	1,159,094
Administration fees (Note 3)	173,864
Audit and tax services	34,676
Reports to stockholders	32,030
Custodian fees	26,647
Fund accounting servicing fees	26,226
Directors’ fees	21,033
Legal fees	20,693
Insurance	14,648
Registration fees	12,397
Miscellaneous	7,246
Transfer agent fees	7,147

Total operating expenses	1,535,701
Interest expense on credit facility (Note 6)	297,108

Total expenses	1,832,809

Net investment income	2,973,126

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	9,173,141
Written option contracts	94,972
Foreign currency and foreign currency translation	(183,877)

Net realized gain on investments, written option contracts, foreign currency and foreign currency translation	9,084,236

Net change in unrealized appreciation (depreciation) on:
Investments	3,145,285
Foreign currency translation	(8,252)

Net change in unrealized appreciation on investments, written option contracts and foreign currency translation	3,137,033

Total realized and unrealized gain	12,221,269

Net increase in net assets resulting from operations	$15,194,395

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Increase in Net Assets Resulting from Operations:
Net investment income	$2,973,126	$5,026,680
Net realized gain on investments, written option contracts, foreign currency and foreign currency translation	9,084,236	8,994,917
Net change in unrealized appreciation on investments, written option contracts, foreign currency and foreign currency translation	3,137,033	6,655,206

Net increase in net assets resulting from operations	15,194,395	20,676,803

Distributions to Stockholders:
Net investment income	(5,430,219)	(3,750,331)
Net realized gains	—	(6,915,708)
Return of capital	—	(194,399)

Total distributions	(5,430,219)	(10,860,438)

Total increase in net assets	9,764,176	9,816,365
Net Assets:
Beginning of period	165,881,388	156,065,023

End of period	$175,645,564	$165,881,388

Distributions in excess of net investment income	$(3,331,124)	$(874,031)

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2013

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$15,194,395
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(54,456,547)
Proceeds from disposition of long-term portfolio investments	54,131,422
Premiums received on options written	281,484
Decrease in prepaid expenses	12,569
Increase in interest and dividends receivable	(223,378)
Decrease in payable for credit facility interest	(349)
Increase in investment advisory fee payable	6,258
Increase in administration fee payable	939
Increase in payable to directors	1,033
Decrease in accrued expenses and other liabilities	(36,294)
Net accretion on investments	633
Net change in unrealized appreciation on investments and written option contracts	(3,145,285)
Net realized gain on investments and written option contracts	(9,268,113)

Net cash provided by operating activities	2,498,767

Cash flows used for financing activities:
Distributions paid to stockholders	(5,430,219)

Net cash used for financing activities	(5,430,219)

Net decrease in cash	(2,931,452)
Cash at the beginning of period	8,664,828

Cash at the end of period	$5,733,376

Supplemental Disclosure of Cash Flow Information:

Interest payments for the period ended June 30, 2013 totaled $297,457.

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Financial Highlights

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	Period from August 26, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$21.39	$20.12	$19.10 [3]

Net investment income[2]	0.38	0.65	0.18
Net realized and unrealized gain on investment transactions	1.58	2.02	1.19

Net increase in net asset value resulting from operations	1.96	2.67	1.37

Distributions from net investment income	(0.70)	(0.48)	(0.09)
Distributions from net realized gains	—	(0.89)	—
Return of capital distributions	—	(0.03)	(0.26)

Total distributions paid	(0.70)	(1.40)	(0.35)

Net asset value, end of period	$22.65	$21.39	$20.12

Market price, end of period	$21.48	$20.15	$17.61

Total Investment Return†	10.02%[5]	23.06%	(10.16)%[5]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$175,646	$165,881	$156,065
Operating expenses	1.71%[4]	1.83%	2.14%[4]
Interest expense	0.33%[4]	0.42%	0.47%[4]
Total expenses	2.04%[4]	2.25%	2.61%[4]
Net investment income	3.32%[4]	3.12%	2.81%[4]
Portfolio turnover rate	25%[5]	76%	30%[5]

†

Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of broker commissions. Distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial public offering price of $20.00 per share.
[4]	Annualized.
[5]	Not Annualized.

See Notes to Financial Statements.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

1. Organization

Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”) was organized under the laws of the State of Maryland as a Maryland corporation on June 8, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which will invest primarily in publicly traded infrastructure companies.

Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Fund.

The Fund’s investment objective is to provide a high level of total return, with an emphasis on income. The investment objective of the Fund is not fundamental and may be changed without stockholder approval, upon not less than 60 days prior written notice to stockholders. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security. If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are held at fair value which is equal to cost with interest accrued or discount accrued to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities

• Level 2 -

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

12    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$24,722,424	$—	$24,722,424
Brazil.	18,935,871	—	—	18,935,871
Canada	23,727,960	—	—	23,727,960
France	—	13,026,143	—	13,026,143
Hong Kong	—	12,654,932	—	12,654,932
Italy	—	12,562,608	—	12,562,608
Mexico	1,376,217	—	—	1,376,217
Portugal	—	4,869,013	—	4,869,013
Spain	—	8,143,959	—	8,143,959
United Kingdom	8,783,850	5,108,892	—	13,892,742
United States	81,821,050	—	—	81,821,050

Total Common Stocks	134,644,948	81,087,971	—	215,732,919

Corporate Bonds
Australia	—	2,788,664	—	2,788,664

Total	$134,644,948	$83,876,635	$—	$218,521,583

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of June 30, 2013, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2013, the Fund did not invest in any Level 3 securities. There was a transfer from Level 1 to Level 2 of $4,869,013. The transfer was due to the securities being fair valued as a result of market movements following the close of local trading. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of June 30, 2013, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2013, open taxable years consisted of the taxable period August 26, 2011 (commencement of operations) to December 31, 2011 and the taxable year ended December 31, 2012. No examination of the Fund’s tax returns is currently in progress.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative net assets.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryfowards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights.

A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

3. Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (plus the amount of borrowing for investment purposes) (“Managed Assets”). Pursuant to the Advisory Agreement, the Adviser may delegate any or all of its responsibilities to one or more investment sub-advisers, which may be affiliates of the Adviser, subject to the approval of the Board of Directors and stockholders of the Fund. For the six months ended June 30, 2013, the Adviser earned $1,159,094 in investment advisory fees from the Fund.

The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund shall pay to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average daily Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.

For the six months ended June 30, 2013, the Adviser earned $173,864 in administration fees.

Certain officers and/or directors of the Funds are officers and/or directors of the Adviser.

4. Purchases and Sales of Investments

For the six months ended June 30, 2013, purchases and sales of investments, excluding short-term securities, the credit facility and U.S. Government securities were $55,750,853 and $58,904,364, respectively.

5. Option Contracts

The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market to hedge the value of the Fund’s portfolio or, as a means of achieving additional return.

A call option is a contract that gives the holder of the option the right to buy from the writer of the option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller of the put option the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

A call option is “covered” if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call option on the same instrument as the call option written where the exercise price of the call option held is (i) equal to or less than the exercise price of the call option written or (ii) greater than the exercise price of the call option written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade short-term obligations in a segregated account

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

with its custodian. A call option is “uncovered” if the underlying security covered by the call is not held by the Fund. A put option is “covered” if the Fund maintains cash or other liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put option on the same instrument as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option, or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option, or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option. Gains and losses on investments in options depend, in part, on the ability of the Adviser to correctly predict the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

The premium amount and the number of written option contracts during the six months ended June 30, 2013 were as follows:

	Number of	Premium
	Contracts	Amount
Outstanding at December 31, 2012	—	$—
Options written	4,500	281,484
Options expired	(2,556)	(94,972)
Options exercised	(1,944)	(186,512)

Outstanding at June 30, 2013	—	$—

As of June 30, 2013, there were no options outstanding.

The average notional value of written options during the six months ended June 30, 2013 was $3,392,800.

6. Borrowings

Credit facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.70% on the line of credit that is unused. For the six months ended June 30, 2013, the average interest rate paid on the line of credit was 0.95% of the total line of credit amount available to the Fund.

Total line of credit amount available	$63,000,000
Line of credit outstanding at June 30, 2013	53,000,000
Line of credit amount unused at June 30, 2013	10,000,000
Average balance outstanding during the period	53,000,000
Interest expense incurred on line of credit during the period	297,108

16    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

7. Capital Stock

The Fund’s authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share. The Fund’s Board of Directors is authorized to classify and reclassify any unissued shares of capital stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. The Board of Directors, without any action by the stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue.

The common shares have no preemptive, conversion, exchange or redemption rights. All shares of the Fund’s common stock have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions for the six months ended June 30, 2013 is expected to be from ordinary income but will be determined at the end of the Fund’s current year.

The tax character of distributions paid for the year ended December 31, 2012 was as follows:

Ordinary income (including short-term capital gains)	$10,440,212
Long-term capital gains	225,827
Return of capital	194,399

Total distributions	$10,860,438

At December 31, 2012, the Fund’s most recently completed tax year-end, the components of distributable earnings on a tax basis were as follows:

Other accumulated losses	$(874,031)
Tax basis unrealized appreciation	20,835,104

Total tax basis accumulated gains	$19,961,073

As of December 31, 2012, the Fund had no capital loss carryforwards.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at June 30, 2013 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$194,811,402	$31,636,529	$(7,926,348)	$23,710,181

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales and return of capital. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or net asset value per share.

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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

At December 31, 2012, the Fund’s most recently completed tax year-end, the Fund’s components of net assets were increased or (decreased) by the amounts shown in the table below.

Additional Paid-In Capital	Distributions in excess of Net Investment Income	Accumulated Net Realized Gain
$225,760	$(1,925,671)	$1,699,911

9. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

10. Recently Adopted Accounting Pronouncements

In December 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, FASB issued additional clarification to specify that the guidance applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria of the Codification or subject to a master netting arrangement or similar agreement. This guidance is effective for annual periods beginning on or after January 1, 2013. The adoption of this guidance did not have a material impact on the financial statements.

11. Exclusion from Definition of Commodity Pool Operator

Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registering as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA. Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, swaps (including securities futures, broad-based stock index futures and financial futures contracts). The Fund will limit its transactions in such instruments (excluding transactions entered into for “bona fide hedging purposes,” as defined under the Commodity Futures Trading Commission regulations) such that either: (i) the aggregate initial margin and premiums required to establish its futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of its futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. The Fund and the Adviser do not believe that complying with the amended rule will limit the Fund’s ability to use commodity, futures, options and swaps to the extent that it has used them in the past. These limitations, however, may have an impact on the ability of the Adviser to manage the Fund in the future and on the Fund’s performance.

12. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

18    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2013

On August 9, 2013, the Fund filed an initial Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-2, in connection with a proposed rights offering. The Board has not approved the terms of the proposed rights offering, only the initial filing of the Registration Statement. If the terms of the proposed rights offering are approved by the Board, the Fund will issue a press release announcing such terms.

Dividends: The Fund’s Board of Directors declared the following monthly dividends:

Dividend Per Share	Record Date	Payable Date
$0.1167	July 18, 2013	July 26, 2013
$0.1167	August 15, 2013	August 30, 2013

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.

2013 Semi-Annual Report    19

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Compliance Certification (Unaudited)

June 30, 2013

On May 23, 2013, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

20    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Proxy Results (Unaudited)

June 30, 2013

The stockholders of the Brookfield Global Listed Infrastructure Income Fund Inc. voted on the following proposals at a stockholder meeting on May 21, 2013. The description of the proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain
1 To elect to the Fund’s Board of Directors Edward A. Kuczmarski	6,669,957	98,910	—
2 To elect to the Fund’s Board of Directors Stuart A. McFarland	6,674,839	94,028	—

2013 Semi-Annual Report    21

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Board Considerations Relating to the Investment Advisory Agreements (Unaudited)

June 30, 2013

At a meeting held on May 21, 2013, the Board, including a majority of the Disinterested Directors, considered and approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Brookfield Investment Management Inc. (the “Adviser”) and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Disinterested Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board of Directors considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Adviser: 1) comparing the performance of the Fund with a peer group, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser’s and the Fund’s codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Fund, and its current experience in acting as investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to a presentation that compared the Fund’s performance with its Morningstar category, as well as a peer group of 11 similar funds selected by the Adviser, for the 1 year period ending April 30, 2013, as well as the year-to-date period. The Board noted that the Fund performed above the median of its peer group for the 1 year and year-to-date periods. Based on the Adviser’s explanation of the current market, the Board concluded that the Fund’s performance was satisfactory.

PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Adviser from the Fund was reasonable.

MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of the Fund’s expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data that it had been provided. The Board noted that the Fund’s total expenses and the Fund’s total advisory and administrative fees were higher than the median of the Fund’s Morningstar category peer group. The Board also noted that the fees and expenses payable by the Fund were comparable to those payable by other client accounts managed by the Adviser and concluded that the Fund’s management fee and total expenses were reasonable.

ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a closed-end fund, the Fund was unlikely to grow significantly.

22    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Board Considerations Relating to the Investment Advisory Agreements (Unaudited) (continued)

June 30, 2013

In considering the approval of the Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is satisfactory; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the continuation of the Advisory Agreement.

2013 Semi-Annual Report    23

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Dividend Reinvestment Plan (Unaudited)

The Fund has adopted a Dividend Reinvestment Plan (the “Plan’’) that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), in additional shares of common stock. If you elect to receive distributions in cash, you will receive them paid by check mailed directly to you by the Plan Administrator.

No action is required on the part of a stockholder to have their cash distribution reinvested in shares of the Fund’s common stock. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of common stock you will receive will be determined as follows:

(1)	The number of shares to be issued to a stockholder shall be based on share price equal to 95% of the closing price of the Fund’s common stock one day prior to the distribution payment date.

(2)

The Board of Directors may, in its sole discretion, instruct the Fund to purchase shares of its common stock in the open market in connection with the implementation of the Plan as follows: if the Fund’s common stock is trading below net asset value at the time of valuation, upon notice from the Fund, the Plan Administrator will receive the distribution in cash and will purchase common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Administrator will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. Provided the Plan Administrator can terminate purchases on the open market, the remaining shares will be issued by the Fund at a price equal to the greater of (i) the net asset value at the time of valuation or (ii) 95% of the then-current market price. It is possible that the average purchase price per share paid by the Plan Administrator may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid entirely in common stock issued by the Fund.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator, or by telephone in accordance with such reasonable requirements as the Fund and the Plan Administrator may agree upon. Such withdrawal will be effective the next business day. If you withdraw or the Plan is terminated, the Plan Administrator will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Administrator maintains all common stockholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common stock in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator, or the Fund’s appointed agent, will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all common stock you have received under the Plan. There is no brokerage charge for reinvestment of your distributions in common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Administrator when it makes open market purchases.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold common stock with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Plan Administrator’s fees under the Plan will be borne by the Fund. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Directors the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the Commission or any other regulatory authority, require the Fund to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

24    Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Joint Notice of Privacy Policy (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•

Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•

Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•

Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•	Other organizations, with your consent or as directed by you; and

•	Other organizations, as permitted or required by law (e.g. for fraud protection)

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

2013 Semi-Annual Report    25

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CORPORATE INFORMATION

Investment Adviser and Administrator	Directors of the Fund

Brookfield Investment Management Inc.

Brookfield Place

250 Vesey Street

New York, New York 10281-1023

www.brookfieldim.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: funds@brookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-800-282-0429

Fund Accounting Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Sub-Administrator

U.S. Bancorp Fund Services, LLC

1201 South Alma School Road, Suite 3000

Mesa, Arizona 85210

Legal Counsel

Paul Hastings LLP

75 East 55th Street

New York, New York 10022

Custodian

U.S. Bank National Association

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Rodman L. Drake

Louis P. Salvatore

Edward A. Kuczmarski

Stuart A. McFarland

Heather Goldman

Kim G. Redding

Officers of the Fund

Kim G. Redding

Craig Noble, CFA

Angela W. Ghantous

Jonathan C. Tyras

Seth Gelman

Chairman Audit Committee Chairman Director Director Director (Interested) Director (Interested) President Vice President Treasurer Secretary Chief Compliance Officer

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Funds’ proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2. Code of Ethics.

  Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

  Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

  Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

  There has been no change as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  None.

Item 10. Submission of Matters to a Vote of Security Holders.

  None.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

     (2)      A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3)      None.

(b)           A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

By:	/s/ Kim G. Redding
Kim G. Redding President, Director and Principal Executive Officer

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding President, Director and Principal Executive Officer

Date: September 5, 2013

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date: September 5, 2013